Accounts Receivable, Net - Ageing Analysis of Accounts Receivable not Impaired (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of financial assets [line items]
Accounts receivable	¥ 22,096	¥ 21,465
Not past due [member]
Disclosure of financial assets [line items]
Accounts receivable	19,623	19,418
Amounts past due [member]
Disclosure of financial assets [line items]
Accounts receivable	2,473	2,047
Amounts past due [member] | Current, within 1 month [member]
Disclosure of financial assets [line items]
Accounts receivable	1,518	1,180
Amounts past due [member] | 1 to 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ 955	¥ 867

[1]	restated